Pension and Postretirement Benefits (Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) / loss	$ 43.8	$ (12.0)	$ 5.5
Prior service cost / (credit)	6.8
Reversal of amortization item, Net actuarial (gain) / loss	(3.4)	(4.9)	(5.0)
Reversal of amortization item, Prior service cost / (credit)	(1.5)	(1.5)	(1.5)
Total recognized in Accumulated other comprehensive income, Regulatory assets and Regulatory liabilities	45.7	(18.4)	(1.0)
Total recognized in net periodic benefit cost and Accumulated other comprehensive income, Regulatory assets and Regulatory liabilities	51.1	(12.5)	6.3
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) / loss	0.4	(2.0)	1.0
Reversal of amortization item, Net actuarial (gain) / loss	0.6	0.5	0.7
Total recognized in Accumulated other comprehensive income, Regulatory assets and Regulatory liabilities	1.0	(1.5)	1.7
Total recognized in net periodic benefit cost and Accumulated other comprehensive income, Regulatory assets and Regulatory liabilities	$ 1.2	$ (1.1)